Long-term Debt (Details Narrative) - Nickel Road Operating LLC [Member] - USD ($)					1 Months Ended	9 Months Ended
	Jan. 31, 2024	Aug. 31, 2023	Mar. 31, 2023	Feb. 22, 2021	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Oct. 31, 2022
Revolving Loan and Term Loans [Member]
Line of Credit Facility [Line Items]
Interest expense						$ 929,000	$ 1,450,000
Loan Agreement [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maturity date			Feb. 22, 2026	Feb. 22, 2024
Revolving loan			$ 50,000,000	$ 35,000,000	$ 50,000,000			$ 30,000,000
Initial borrowing				$ 10,000,000
Commitment fees percentage				0.50%
Borrowing base			35,000,000
Borrowing sublimit			$ 25,000,000
Borrowing base utilization description	the Company received a waiver of the minimum hedge transaction requirement from the lender through July 1, 2024. However, should the Company increase their utilization above 60%, then they will need to reapply required hedges, receive another waiver from the lender, or repay the loan in full		Permitted distributions are subject to limitations defined within the amendment and required hedge transactions are amended such that as of September 30, 2023, and thereafter, so long as the borrowing base utilization exceeds 60%, the Company is required to maintain crude oil hedges of at least 60% of the Company’s anticipated crude oil production for a period of not less than 12 months, to be complied with on a quarterly basis.
Borrowing base decrease		$ 33,000,000
March 2023 Term Loan [Member]
Line of Credit Facility [Line Items]
Borrowing base description					The March 2023 amended Loan Agreement also allows for a new Term Loan (March 2023 Term Loan) in the amount of $10,000,000 which commences on the date of the amendment and continues through July 31, 2023, after which the Lender shall have no further commitment to make an advance on the March 2023 Term Loan, so long as the aggregate advances do not exceed $10,000,000. The March 2023 Term Loan shall be payable in monthly principal installments commencing on August 1, 2023, plus all accrued interest, and matures on July 1, 2024. The March 2023 Term Loan bears interest at a rate equal to the sum of the Prime Rate, plus the Applicable Margin (as defined in the Loan Agreement); provided, however, that the interest rate on the March 2023 Term Loan shall never fall below 3.75%. In June 2024, the Company fully repaid the outstanding balance on the March 2023 Term Loan.
Term loan amount			$ 10,000,000		$ 10,000,000